MONEY MARKET OBLIGATIONS TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  June 1, 1999




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    MONEY MARKET OBLIGATIONS TRUST (the "Trust")
                  Liquid Cash Trust
              1933 Act File No. 33-31602
              1940 Act File No. 811-5950

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated May 31, 1999, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 28 on May 25, 1999.


         If you have any questions regarding this certification, please call me at (412) 288-7404.

                                    Very truly yours,



                                    /s/ Leslie K. Ross
                                   Leslie K. Ross
                                   Assistant Secretary